Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2035 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2035 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(7.58%)
Annual Return 2019	25.98%
Annual Return 2020	16.74%
Annual Return 2021	14.09%
Annual Return 2022	(17.47%)